Valuation and Qualifying Accounts Valuation allowances on deferred tax assets	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts Valuation allowances on deferred tax assets

Schedule 1—Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

($ in millions unless otherwise noted)

	December 31, 2013	December 31, 2012	December 31, 2011
Opening balance	5.1	5.1	7.9
Charged to costs and expenses	0.1	0.3	—
Deduction	—	—	(1.4)
Foreign currency translation	(0.8)	(0.3)	(1.4)

Closing balance	4.4	5.1	5.1